Risk Assurance Liabilities	12 Months Ended
Dec. 31, 2022
Guarantees and Product Warranties [Abstract]
Risk Assurance Liabilities

11.	RISK AS SUR ANCE LIABILITIES
The movement of risk assurance liabilities during the years ended December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Balance at the beginning of the year	460,829,299	699,022,914	101,348,795
Fair value of risk assurance liabilities upon the inception of new loans	443,831,604	45,521,150	6,599,946
Performed risk assurance liabilities	(403,388,438)	(642,104,046)	(93,096,335)
Net loss on risk assurance liabilities	197,750,449	299,863,403	43,476,107

Balance at the end of the year	699,022,914	402,303,421	58,328,513

The maximum potential undiscounted future payment which the Company would be required to make under its risk assurance obligation is RMB31,335,737,264 and RMB16,506,729,778 (US$2,393,250,852) as of December 31, 2021 and 2022, respectively. The Company changed terms of risk assurance with a financial institution in 2021. The term of the risk assurance obligation ranges from
12 months
to 60 months, as of December 31, 2021 and 2022.